Financial income, net	12 Months Ended
Dec. 31, 2019
Financial expense (income), net
Financial expense (income), net

Note 12 – Financial income, net

	Year ended December 31,
	2019	2018	2017

Bank charges and other financial expenses	$323	$400	$209
Exchange rate loss (gain), net	195	(163)	(140)
Interest income	(1,889)	(645)	(562)
	$(1,371)	$(408)	$(493)